19. Finance Leases	12 Months Ended
Dec. 31, 2017
Finance Leases
Finance Leases

Note 19 — Finance Leases

The Group leases all of its real estate properties except for the properties located in Via Lazio 95 in Buccinasco, Via Buozzi 22 in Buccinasco, and Corso Europa 22 in Milan.

Such assets are classified as finance leases as the Group has the right to purchase the assets outright at the end of the minimum lease term by paying a nominal amount. The total fair value of the investment properties that carried finance leases was $29,742,423, $25,731,052 and $26,908,602 as of December 31, 2017, 2016 and 2015, respectively.

Future minimum lease payments due are as follows:

2017	Minimum lease payments	Interest	Present value

Less than one year	$2,180,616	$1,049,434	$1,131,182
Later than one year and not later than five years	7,236,202	3,231,225	3,967,793
Later than five years	16,296,170	3,115,542	13,180,628
Total	$25,712,988	$7,396,201	$18,279,603

2016	Minimum lease payments	Interest	Present value

Less than one year	$1,920,618	$998,984	$921,634
Later than one year and not later than five years	6,739,259	3,156,663	3,582,596
Later than five years	16,073,358	3,600,982	12,472,376
Total	$24,733,235	$7,756,629	$16,976,606

2015	Minimum lease payments	Interest	Present value

Less than one year	$3,514,879	$1,658,525	$1,856,354
Later than one year and not later than five years	5,952,787	3,426,567	2,526,220
Later than five years	18,934,300	4,942,163	13,992,137
Total	$28,401,966	$10,027,255	$18,374,711

As at December 31, 2017, 2016 and 2015, the effective interest rate varies from EURIBOR+1.4% to EURIBOR+2.762%. This amounted to 1.07% to 2.432%, 1.08% to 2.442%and 1.27% to 2.632% as of December 31, 2017, 2016 and 2015, respectively.

The present value of the future minimum lease payments are categorized as follows:

	2017	2016	2015

Current liabilities	$1,131,182	$921,634	$1,856,354
Non-current liabilities	17,148,421	16,054,972	16,518,357
Total	$18,279,603	$16,976,606	$18,374,711

During 2015, two of the three affected finance lease creditors granted the Group modification repayment plans. As of December 31, 2015, Management was still undergoing negotiations with the remaining affected finance lease creditor and could not provide assurance that this finance lease creditor would not decide to refuse granting the requested modification repayment plans to the Group. As a result, the Group classified this one residual finance lease as current loans and borrowings as of December 31, 2015. During 2016, the Group successfully obtained the approval from this finance lease creditor of a modification repayment plan. As a result, Management has not classified the full portion of this finance lease as current loans and borrowing as of December 31, 2017 and 2016.

In addition, during 2016, one of the Subsidiaries missed certain scheduled payment to a finance lease creditor, but has since obtained the approval from this finance lease creditor of a modification repayment plan. As a result, Management has not classified the full portion of this affected finance lease as current loans and borrowing as of December 31, 2017 and 2016.

During 2017, the Group has been current with all scheduled lease payments and the repayment plans approved by the finance lease creditors.